Provisions - Summary of Asset Retirement Obligations (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Beginning balance	¥ 407,792	¥ 236,020
Arising during the year	1,417,436	174,737
Change in discount rate	6,029	1,508
Settled during the year	(62,200)	(4,473)
Ending balance	1,769,057	407,792
Total current asset retirement obligations	418,050	12,521
Total non-current asset retirement obligations	1,351,007	395,271
Total asset retirement obligations	1,769,057	407,792
Asset retirement obligations [member]
Disclosure of other provisions [line items]
Beginning balance	407,792	236,020
Arising during the year	453,898	174,737
Change in discount rate	6,029	1,508
Settled during the year	(62,200)	(4,473)
Ending balance	805,519	407,792
Total current asset retirement obligations	513	12,521
Total non-current asset retirement obligations	805,006	395,271
Total asset retirement obligations	805,519	¥ 407,792
Provisions for onerous contracts [member]
Disclosure of other provisions [line items]
Arising during the year	963,538
Ending balance	963,538
Total current asset retirement obligations	417,537
Total non-current asset retirement obligations	546,001
Total asset retirement obligations	¥ 963,538